GRANTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021	Feb. 29, 2020	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020	Mar. 31, 2020
GRANTS
Amount of payments received					$ 1,500
Deferred grants				$ 1,463		$ 3,000	$ 213
Grants with reasonable assurance				380
Sustainable Development Technology Canada [Member]
GRANTS
Government grants secured		$ 4,250	$ 4,250
Additional grant receivables	$ 223
Amount of payments received		$ 2,000		1,191
Increase in initial commitment (in percent)		5.00%
Deferred grants		$ 213		$ 1,111